Reflect Scientific, Inc.

1270 South 1380 West

Orem, Utah 84058

December 13, 2007

Jay Mumford, Esq.

Division of Corporation Finance

Mail Stop 6010

United Stated Securities and Exchange Commission

450 Fifty Street, N.W.

Washington, DC 20549

RE:          Reflect Scientific, Inc.

Registration Statement on Form SB-2

File No. 333-145737

Dear Mr. Mumford:

To assist the staff of the Commission in completing its review of the above referenced filing, the comments from your comment letter dated December 11, 2007, are quoted below and are followed in each case by the Company’s response thereto.  Unless otherwise indicated, the reference immediately preceding the Company’s response indicates the corrected or revised page where the response appears.  We are also forwarding via overnight delivery courtesy copies of this filing along with computer redlined copies.

Selling Security Holder, page 10

Comment 1

We reissue prior comment 1 because your calculation of cost as a percentage of the offering reflects only interest over the first year rather than all interest over the term of the convertible notes as requested in our original comment.  Please revise your disclosure accordingly.

Response

We have revised the charts to reflect the two years of interest instead of only one.  The charts now show:

Jay Mumford, Esq.

United States Securities and Exchange Commission

December 13, 2007

Based on the purchase of the Debentures and the cost associated with such sale, we received net proceeds on the Debenture sale of:

	Payments Made or to Be Made	Proceeds to Company
Gross Proceeds		$2,500,000
Placement Agent Fees	$250,000
Prepaid Interest for first quarter(1)	75,000
Interest for Balance of First Year	225,000
Professional Fees (Attorney)	27,787
Total Fees First Year	$577,787	577,787
Net Proceeds to Company After One Year		$1,922,213
Interest for Second Year	$300,000	$300,000
Net Proceeds to Company After Two Years		$1,622,213

_________________________

(1)  At closing we pre-paid the first quarter of interest.  We may make future interest payments with shares of our common stock depending on our stock price and availability of capital.

Based on the price of our common stock on June 29, 2007, and the net proceeds received by Reflect Scientific, we estimate Selling Shareholders received:

Gross Proceeds			$ 2,500,000
Fees and Cost of Placement:
Placement Agent Fees	$ 250,000
Professional Fees (attorney)	27,787
Prepaid Interest (October 2007 Quarter)	75,000
Interest for Balance of term of Debenture	525,000
Total Out of Pocket Cost of Placement		$ 877,787
Discount to Market on Shares Receivable on Note Conversion		$4,886,538
Out of Pocket Cost of Placement including Discount to Market			$ 5,764,325
Cost as a Percentage of Offering			230.57%
Cost as a Percentage of Offering over the term of Debenture			115.29%

Interest accrues and is due and payable quarterly at the rate of 12% per annum.  We have paid the October 2007 interest payment of $75,000.  The next interest payment is due on January 1, 2008.   We may elect to make future interest payments with shares of our common stock.

Comment 1

We note your response to prior comment 2 and your response that “the second quarter payment was also reserved at closing in case the registration statement is not effective.”  Generally (1) it is inconsistent with Section 5 of the Securities Act to register securities for resale if the initial issuance of those securities is not complete, and (2) a private placement is not complete before the issuer has unrestricted access to the proceeds. If you do not have unrestricted access to the proceeds of your unregistered offering, it is premature to register for resale the securities related to the offering. Therefore, please clarify how you have unrestricted access to the proceeds of your

Jay Mumford, Esq.

United States Securities and Exchange Commission

December 12, 2007

unregistered offering, or withdraw your registration until such time that it is appropriate to register the shares for resale.

Response

As previously stated, at closing of the private placement on June 29, 2007, the Company received the funds as set forth in the contracts submitted to the SEC. The statement indicating second quarter payments is “reserved” indicates only the company’s internal allocation of funds and not a contractual obligation.  If the registration statement is effective, the Company intends to pay the upcoming interest payment with stock. No funds received are restricted in any manner under contract or otherwise and the Company has sole, absolute discretion and unrestricted access to all proceeds received in the offering.  There are no escrows or contracts restricting the use of the cash.

If you have further questions or need further information, please telephone.

Sincerely,

Reflect Scientific, Inc.

/s/David Strate

David Strate, CFO